Collateralized Accounts Receivable and Recourse and Non-Recourse Debt - Summary of Recourse and Non-Recourse Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Recourse debt	$ 10.6	$ 330.6
Non recourse debt	7.0	10.8
Adjustments for decrease increase in non recourse and recourse debt	17.6	341.4
Current portion	4.0	324.0
Non-current portion	$ 13.6	$ 17.4